CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2025
CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES
CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES

8. CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES

In July 2025, the Company issued 1,062,500 Series A non-voting contingently redeemable convertible preferred shares (the “Series A Preferred Shares”) to Sanofi Foreign Participations B.V. (“Sanofi B.V.”) for a net consideration of US$16,550,000 reflecting an as-converted price of US$2.0 per ADS of the Company. The issuance of the Series A Preferred Shares is the first closing in connection with a securities purchase agreement signed between the Company and Sanofi B.V., under which Sanofi B.V. has agreed to make a strategic investment of up to US$25.0 million in Adagene in two closings. The first closing was completed in July 2025. The second closing is conditioned upon the Company’s achievement of certain clinical development progress.

The key features of the Series A Preferred Shares are as follows:

Dividends

Holders of the Series A Preferred Shares will be entitled to receive, only when, as and if declared by the Board of Directors, a dividend on each outstanding Series A Preferred Share equal to US$0.0001 per share, prior and in preference to any declaration or payment of any dividend on ordinary shares during the same calendar year. The right to receive dividends on Series A Preferred Shares is not cumulative. Following the payment of the preferential dividend, holders of the Series A Preferred Shares have the right to participate in any dividends paid on ordinary shares, calculated on an as-if-converted basis. No other dividends shall be paid on Series A Preferred Shares.

Voting

Holders of the Series A Preferred Shares have limited voting rights. They possess a protective vote requiring majority approval to adversely change their share rights, but otherwise hold no voting rights on Company matters.

Liquidation preference

In the event of a liquidation or deemed liquidation event, the Series A Preferred Shares carry a liquidation preference that remains in effect until the later of (i) December 31, 2027, or (ii) the public release of top-line data for ADG126. Before such date, holders of the Series A Preferred are entitled to a preferential payment per share before any distribution to ordinary shareholders. This amount is the greater of (i) the original purchase price plus any declared but unpaid dividends, or (ii) the amount they would receive if their shares were converted to ordinary shares immediately prior to the event. After receiving this full preferential amount, the holders of the Series A Preferred Shareholders do not participate in any further distributions. After such date, the holders of the Series A Preferred Shareholders participate alongside ordinary shareholders on a pro rata basis, as if their Series A Preferred Shares had been converted to ordinary shares immediately prior to the event.

Conversion

Holders of the Series A Preferred Shares have the right to convert each Series A Preferred Shares into 10 ordinary shares, subject to adjustment for share capitalizations, splits, combinations, or similar recapitalizations. The conversion is subject to a beneficial ownership limitation that generally restricts any holders of the Series A Preferred Shares (together with its affiliates) from owning more than 4.99% of the outstanding ordinary shares post-conversion, although a holder may elect to increase this limit up to 19.99% upon 61 days’ prior notice. All conversions are automatic, no fractional shares are issued, and the conversion mechanics are structured as a compulsory repurchase and re-application of proceeds.

Accounting for Series A Preferred Shares

The Series A Preferred Shares are classified as mezzanine equity in the consolidated balance sheets because they are contingently redeemable upon the occurrence of an event outside of the Company’s control. The deemed liquidation event includes events of merger or consolidation in which (i) the Company is a constituent party, or (ii) a subsidiary of the Company is a constituent party and the Company issues ordinary shares pursuant to such merger or consolidation; and such event is not in control of the Company. The Preferred Shares are recorded at their respective issuance date fair value, net of issuance cost.

The Company concluded that the Series A Preferred Shares were not currently redeemable, and were not probable to become redeemable as of December 31, 2025. Consequently, no accretion charge was recorded as the redemption value was fixed to original issue price for the year ended December 31, 2025.

The Company’s Series A Preferred Shares activities for the year ended December 31, 2025 are summarized below:

Mezzanine equity
US$
Balance as of December 31, 2024	—
Issuance of Series A Preferred Shares	16,550,000
Balance as of December 31, 2025	16,550,000